Average Annual Total Returns	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index One Year	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index Five Years	Prospectus #1 Calvert High Yield Bond Fund ICE BofA U.S. High Yield Index Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A One Year	Prospectus #1 Calvert High Yield Bond Fund Class A Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert High Yield Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class C One Year	Prospectus #1 Calvert High Yield Bond Fund Class C Five Years	Prospectus #1 Calvert High Yield Bond Fund Class C Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class I One Year	Prospectus #1 Calvert High Yield Bond Fund Class I Five Years	Prospectus #1 Calvert High Yield Bond Fund Class I Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 One Year	Prospectus #1 Calvert High Yield Bond Fund Class R6 Five Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 Ten Years	Prospectus #1 Calvert High Yield Bond Fund Class R6 Inception Date	Prospectus #1 Calvert Income Fund Bloomberg U.S. Credit Index One Year	Prospectus #1 Calvert Income Fund Bloomberg U.S. Credit Index Five Years	Prospectus #1 Calvert Income Fund Bloomberg U.S. Credit Index Ten Years	Prospectus #1 Calvert Income Fund Class A One Year	Prospectus #1 Calvert Income Fund Class A Five Years	Prospectus #1 Calvert Income Fund Class A Ten Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Income Fund Class C One Year	Prospectus #1 Calvert Income Fund Class C Five Years	Prospectus #1 Calvert Income Fund Class C Ten Years	Prospectus #1 Calvert Income Fund Class I One Year	Prospectus #1 Calvert Income Fund Class I Five Years	Prospectus #1 Calvert Income Fund Class I Ten Years	Prospectus #1 Calvert Income Fund Class R6 One Year	Prospectus #1 Calvert Income Fund Class R6 Five Years	Prospectus #1 Calvert Income Fund Class R6 Ten Years	Prospectus #1 Calvert Income Fund Class R6 Inception Date	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Calvert Core Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Calvert Core Bond Fund Class A One Year	Prospectus #1 Calvert Core Bond Fund Class A Five Years	Prospectus #1 Calvert Core Bond Fund Class A Ten Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Core Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Core Bond Fund Class I One Year	Prospectus #1 Calvert Core Bond Fund Class I Five Years	Prospectus #1 Calvert Core Bond Fund Class I Ten Years	Prospectus #1 Calvert Core Bond Fund Class I Inception Date	Prospectus #1 Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index One Year	Prospectus #1 Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index Five Years	Prospectus #1 Calvert Short Duration Income Fund Bloomberg 1-5 Year U.S. Credit Index Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A One Year	Prospectus #1 Calvert Short Duration Income Fund Class A Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Short Duration Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class C One Year	Prospectus #1 Calvert Short Duration Income Fund Class C Five Years	Prospectus #1 Calvert Short Duration Income Fund Class C Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class I One Year	Prospectus #1 Calvert Short Duration Income Fund Class I Five Years	Prospectus #1 Calvert Short Duration Income Fund Class I Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 One Year	Prospectus #1 Calvert Short Duration Income Fund Class R6 Five Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 Ten Years	Prospectus #1 Calvert Short Duration Income Fund Class R6 Inception Date	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg 9-12 Months Short Treasury Index One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg 9-12 Months Short Treasury Index Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Bloomberg 9-12 Months Short Treasury Index Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class I Inception Date	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 One Year	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Five Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Ten Years	Prospectus #2 Calvert Ultra-Short Duration Income Fund Class R6 Inception Date
Total	(11.22%)	2.12%	3.94%	(13.88%)	0.47%	2.36%	(15.44%)	(1.34%)	0.19%	(8.19%)	(0.52%)	0.75%	(12.49%)	0.39%	2.01%	(10.76%)	1.41%	3.00%	(10.67%)	1.48%	3.04%	Feb. 01, 2019	(15.26%)	0.42%	1.82%	(18.31%)	(0.06%)	1.44%	(19.50%)	(1.36%)	0.14%	(10.81%)	(0.67%)	0.48%	(17.03%)	(0.14%)	1.19%	(15.37%)	0.87%	2.19%	(15.37%)	0.87%	2.19%	Feb. 01, 2023	(13.01%)	0.02%	1.06%	(15.97%)	1.38%	2.73%	(16.69%)	(0.02%)	1.09%	(9.44%)	0.55%	1.42%	(12.91%)	2.32%	3.36%	Jan. 31, 2015	(5.56%)	1.26%	1.54%	(7.13%)	0.79%	1.09%	(7.99%)	(0.21%)	0.18%	(4.22%)	0.14%	0.40%	(6.61%)	0.51%	0.73%	(4.72%)	1.53%	1.72%	(4.66%)	1.58%	1.74%	Feb. 01, 2019	(0.40%)	1.21%	0.81%	(0.27%)	1.05%	1.02%	(0.97%)	0.38%	0.49%	(0.16%)	0.49%	0.54%	(0.02%)	1.30%	1.27%	Jan. 31, 2014	0.12%	1.34%	1.30%	Oct. 03, 2017